Recoverable taxes	9 Months Ended
Sep. 30, 2022
Disclosure Of Tax Receivables Explanatory Abstract
Recoverable taxes
8	Recoverable taxes

		As of
	Notes	September 30, 2022	December 31, 2021

State VAT tax credits – ICMS	8.1	1,184	1,153
Social Integration Program and Contribution for Social Security Financing – PIS/COFINS	8.2	614	370
Social Security Contribution – INSS		164	54
Income tax and social contribution		71	61
Others		19	8
Total		2,052	1,646
Current		1,141	876
Non-current		911	770

8.1	ICMS – State VAT tax credits

Since 2008, the Brazilian States have been substantially amending their local laws aiming at implementing and broadening the ICMS tax replacement system. This system entails the prepayment of ICMS of the whole commercial chain, upon goods outflow from an industrial establishment or importer or their inflow into each State. The expansion of this system to an increasingly wider range of products sold in the retail generates the prepayment of the tax and consequently a refund in certain operations.

The refund process requires evidence through tax documents and digital files of the transactions carried out that generated the right to refund for the Company. Only after its ratification by state tax authorities and/or the compliance with specific ancillary obligations to support such evidence the credits can be used by the Company, which occur in periods after their generation.

As the number of items sold in the retail subject to tax replacement has increased continuously, the tax credit to be refunded by the Company has also increased. The Company has realized these credits with authorization for immediate offset in view of its operation, by obtaining a special regime and also by means of other procedures regulated by state rules.

With respect to credits that cannot yet be immediately offset, the Company’s management, according to a technical recovery study based on the future expectation of growth and consequent offset against taxes payable from its operations, believes that its future offset is viable. The mentioned studies are prepared and periodically reviewed based on information obtained from the strategic planning previously approved by the Company’s Board of Directors. For the condensed interim financial statements as of September 30, 2022, the Company’s management has monitoring controls over the adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the recoverable ICMS balance, as shown in the table below.

Year	Amounts
Within 1 year	665
From 1 to 2 years	233
From 2 to 3 years	83
From 3 to 4 years	64
From 4 to 5 years	37
More than 5 years	102
Total	1,184

8.2	PIS and COFINS credit

On May 15, 2017, the Federal Supreme Court (“STF”) recognized the unconstitutionality of the inclusion of ICMS in the PIS and COFINS calculation base. On May 13, 2021, the STF judged the Declaration Embargoes in relation to the amount to be excluded from the calculation basis of the contributions, which should only be the ICMS paid, or if the entire ICMS, as shown in the respective invoices.

The STF decided to modulate the effects of the decision, providing that taxpayers who distributed lawsuits before March 15, 2017 or who had administrative proceedings in progress before that same date, would be have right to take advantage of the past period. As the decision was rendered in a process with recognized general repercussions, the understanding reached is binding on all judges and courts. The Company filed a lawsuit on October 31, 2013, having obtained a favorable decision and a final and unappealable decision on July 16, 2021, thus allowing the recognition of the credit for the period covered by the lawsuit.

Currently the Company, with the favorable judgment of the Supreme Court, has recognized the exclusion of ICMS from the PIS and COFINS calculation basis based on the same assumptions above.

●	Expected realization of PIS and COFINS credits

With respect to the recoverable PIS and COFINS credits, the Company’s Management, based on a technical recovery study considering future growth expectations and consequent offset against debts from its operations, projects its future realization. The mentioned studies are prepared and periodically reviewed based on information obtained from the strategic planning previously approved by the Company’s Board of Directors. For the condensed interim financial statements as of September 30, 2022, the Company’s management has monitoring controls over the adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the recoverable PIS and COFINS balance, as shown in the table below:

Year	Amounts
Within 1 year	259
From 1 to 2 years	229
From 2 to 3 years	126
Total	614